Consolidated Statements of Comprehensive (Loss) Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
(Losses) gains on cash flow hedges - tax expense (benefit)	$ (2.8)	$ 0.0	$ 2.8
Reclassification adjustments on cash flow hedges - tax expense (benefit)	4.7	0.0	(2.4)
Gain on pension - tax expense (benefit)	0.0	0.4	(0.6)
Foreign currency translation adjustments - tax expense (benefit)	$ 0.9	$ (0.5)	$ (1.4)